Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(dollars in thousands)
Commercial
Commercial	$54,912	$55,752
Real estate - commercial	114,712	109,752
Other real estate construction loans	40,186	26,718
Noncommercial
Real estate 1-4 family construction	5,024	5,625
Real estate - residential	78,023	81,700
Home equity	50,506	50,815
Consumer loans	10,774	9,711
Other loans	2,838	1,687
	356,975	341,760
Less:
Allowance for loan losses	(2,458)	(2,707)
Deferred loan costs, net	(104)	69
Loans held for investment, net	$354,413	$339,122